Investments in Joint Ventures (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	May 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2016 USD ($) ft² a	Dec. 31, 2006 USD ($)	Dec. 31, 2018 USD ($) integer	Dec. 31, 2017 USD ($)	Dec. 24, 2018 a	Jan. 27, 2018 USD ($) integer	Sep. 28, 2017 USD ($)	Oct. 04, 2006 a
Company's share of the loss of the co-venture					$ 88	$ 1,598
Joint Venture consolidated retained earnings		$ (2,638)			$ (2,702)	(2,638)
Construction loan description					5.6% to 7.9% mortgage notes due in installments through 2027
Outstanding balance		$ 29,664			$ 0	$ 29,664
Difference between capital recorded by the Company and the joint ventures					(11,398)
BC FRP Realty, LLC
Construction financing through September 15, 2022									$ 17,250
Interest rate over LIBOR		2.50%
Outstanding balance					$ 9,568
Eagle Bank RiverFront Holdings II
Construction loan description					The loan from Eagle Bank allows draws of up to $71 million during construction at an interest rate of 3.25% over libor. The loan is interest only and matures in 36 months with a 12 month extension assuming completion of construction and at least one occupancy.Â There is a provision for an additional 72 months extension with a 30 year amortization of principal at 2.15% over 7 year US Treasury Constant if NOI is sufficient for a 9% yield.
Vulcan
Equity ownership										50.00%
Acres conributed | a										553
Vulcan leasehold interest | a										3,443
FRP additional contribution for land				$ 3,018
Additional land acquired | a										288
St Johns Properties JV St Johns
Value of land contributed			$ 3,240
Equity ownership			50.00%
Acres conributed | a			10
MRP
Cash contribution					$ 5,600
Development fee					$ 750
Brooksville Quarry LLC
Land acreage | a										4,300
Equity ownership		50.00%			50.00%	50.00%				50.00%
Acres conributed | a										3,443
Book value of land contribution				2,548
FRP additional contribution for land				$ 3,018
Additional land acquired | a										288
Company's share of the loss of the co-venture					$ 61	$ 40
BC FRP Realty, LLC
Square feet | ft²			329,000
Value of land contributed			$ 7,500
Equity ownership		50.00%	50.00%		50.00%	50.00%
Distribution received	$ 2,130
Acres conributed | a			25
Company's share of the loss of the co-venture					$ 0	$ 0
Essexshire Loan
Company's share of the loss of the co-venture					(39)
Equity method loan balance					594
Loan commitment					$ 9,200			$ 9,200
Interest rate					10.00%
Preferred return					20.00%
No. of townhomes | integer					125			125
No. Single family homes | integer					4			4
RiverFront Holdings II, LLC
Value of land contributed					$ 16,300
Equity ownership					80.00%
Book value of land contribution					$ 4,600
Company's share of the loss of the co-venture					66
Cash contribution					$ 6,200
Interest rate					7.50%
Preferred equity financing agreement					$ 13,750
Preferred equity financing advanced					$ 8,723
Bryant Street Partnerships
Land acreage | a							5
Equity ownership					61.36%		61.36%
Company's share of the loss of the co-venture					$ 0
Cash contribution					$ 32,000
Interest rate					8.00%
Preferred equity financing advanced					$ 23,000